PROVISIONS - Summary of Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 1,105,123	$ 1,433,266
Increases / Recoveries	1,320,200	451,815
Gain on net monetary position	(714,963)	(512,550)
Decreases	(403,209)	(267,408)
Ending balance	1,307,151	1,105,123
Labor and social security
Reconciliation of changes in other provisions [abstract]
Beginning balance	207,196	294,248
Increases / Recoveries	518,779	85,614
Gain on net monetary position	(187,124)	(106,683)
Decreases	(94,913)	(65,983)
Ending balance	443,938	207,196
Environmental restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance	653,567	852,951
Increases / Recoveries	625,775	237,966
Gain on net monetary position	(399,209)	(276,700)
Decreases	(167,373)	(160,650)
Ending balance	712,760	653,567
Civil and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	244,360	286,067
Increases / Recoveries	175,646	128,235
Gain on net monetary position	(128,630)	(129,167)
Decreases	(140,923)	(40,775)
Ending balance	$ 150,453	$ 244,360